PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Computers	77,408	75,982	68,704
Furniture and office equipment	105,664	108,485	74,879
Leasehold improvements	22,793	23,401	25,195
	205,865	207,868	168,778
Less - accumulated depreciation	(134,075)	(125,000)	(111,428)
	71,790	82,868	57,350